Unaudited Consolidated Statement of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net revenues:
Total net revenues	$ 16,813	$ 16,773
Cost of revenues
Total cost of revenues	(16,055)	(13,385)
Total gross (loss) profit	758	3,388
Operating expenses:
Sales and marketing expenses	(147)	(202)
General and administrative expenses	(11,939)	(5,687)
Research and development expenses	(981)	(1,193)
Total operating expenses	(13,067)	(7,082)
Operating income (loss)	(12,309)	(3,694)
Interest income	87	260
Interest expense	(49)	(1,755)
Other income	11	82
Other expense	(9)
Gain on disposal of subsidiary	17,620	14,372
Gain on cancellation of shares to former subsidiary		5,950
Foreign exchange income (loss)	(77)	(193)
Income (loss) from continuing operations, before income taxes	5,274	15,023
Income tax expense	946
Net income (loss) from continuing operations	6,220	15,023
Software
Net revenues:
Total net revenues	2,253	6,173
Cost of revenues
Total cost of revenues	(2,134)	(4,222)
Hardware
Net revenues:
Total net revenues	14,560	10,600
Cost of revenues
Total cost of revenues	$ (13,921)	$ (9,163)